Shareholder Report, Holdings (Details) - Fidelity Education Fund	Aug. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	53.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.30%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%